Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Recoverable amount	¥ 182,619	¥ 165,278
Copyrights, patents and other industrial property rights, service and operating rights [member]
Intangible Assets [Line Items]
Recoverable amount	¥ 35